(14) Subsequent Events	9 Months Ended
Jun. 30, 2013
Notes
(22) Subsequent Events

(22)         SUBSEQUENT EVENTS

The Company evaluated subsequent events through the date the accompanying consolidated financial statements were issued.  Subsequent to June 30, 2013, the following events occurred:

1)	799 shares of common stock were issued for the 3rd fiscal quarter Series D Preferred stock dividends, valued at $9,325.
2)

Warrants to purchase 14,286 shares of common stock for two years with an exercise price of $14.70 per share, valued on July 1, 2013 the date of the grant, were issued to board members and valued at $82,715.  These warrants are fully vested at date of issuance.

3)	680 shares of common stock were issued to a board member for payment of services rendered from March 2013 through June 30, 2013, valued at $10,000.
4)	The Company entered into a related-party service agreement to provide a backup and disaster recovery system and other services (see Note 15).
5)

The Company entered into an acknowledgement and agreement with Sapinda Asia whereby the Company agreed to waive the penalties and any other “out of pocket” expenses owed by Sapinda Asia under the Loan and Sapinda Asia acknowledges that it is not owed an origination fee. Both Parties have also agreed to accelerate the conversion of the loan to reduce the accumulation of interest debt under the Loan. Sapinda Asia commits and is bound to convert all principal and accrued interest under the Loan into common stock of the Company no later than 15 calendar days following the effective date of a registration statement with the Securities and Exchange Commission to register such shares, which the Company has agreed to file in a timely manner.

Scenario, Previously Reported
Notes
(22) Subsequent Events

(14)         Subsequent Events

The Company evaluated subsequent events through the date the accompanying consolidated financial statements were issued.  Subsequent to September 30, 2012, the following events occurred:

1)          20,760,551 shares of common stock were issued for fourth quarter Series D Preferred stock dividends, valued at $630,528.

2)          Effective October 1, 2012, the Company entered into a Stock Purchase Agreement whereby two former principals of Midwest purchased from the Company all the issued and outstanding capital stock of Midwest for $750,000, payable as follows:  (a) forgiveness of $650,000 in debt obligations owed by the Company to the former Midwest principals, and (b) cash of $100,000 payable under a note on or before April 1, 2013.

3)          The Company’s Chief Executive Officer, John L. Hastings, III resigned from all executive positions with the Company and as a director.  The Board of Directors formed an Executive Committee comprised of directors George Schmitt and Winfried Kunz to temporarily fulfill the duties of the principal executive officer until a new Chief Executive Officer is hired.

4)          On December 3, 2012 the Board of Directors appointed Guy Dubois as a director to fill the vacancy resulting from Mr. Hastings’ resignation and to fulfill a condition of the Loan and Security Agreement entered into with Sapinda Asia to appoint to the Board of Directors a representative of Tetra House Pte., Ltd.

5)          On December 3, 2012, SecureAlert entered into a Loan and Security Agreement with Sapinda Asia whereby Sapinda Asia will loan SecureAlert $16,640,000. The loan will accrue interest at a rate of 8 percent per annum and includes a loan origination fee of $640,000, which was forfeited under the terms of the Loan and Security Agreement when Sapinda Asia failed to timely fund the loan in full.   The loan is convertible into shares of common stock at $0.0225 per share and matures on June 17, 2014.  Subsequent to the fiscal year ended September 30, 2012, the Company received $2,800,000 under the Loan and Security Agreement.  The proceeds of the loan will be used to redeem the royalty obligation previously granted to Borinquen and for general corporate purposes. The loan is secured, after such loan is fully funded, by all of the intellectual property and other assets of the Company and by the royalty.  In the event of default of the Company, Sapinda Asia shall have the right to purchase a 20 percent royalty on revenues from certain countries by reducing the outstanding principal of the loan in amount of $10,739,426.  The failure to fully fund the loan resulted in the Company’s default under the terms of the royalty buy-back agreement and Borinquen terminated the agreement on December 26, 2012.  Sapinda Asia and Borinquen are negotiating to cure the default and complete the purchase on behalf of the Company.